UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Ninety One
Global Franchise Fund

Ninety One
Emerging Markets Equity Fund

INVESTMENT ADVISOR:
NINETY ONE NORTH AMERICA, INC

Advisors' Inner Circle Fund III
April 30, 2021
Semi-Annual Report

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE FUNDS APRIL 30, 2021

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-IAM-USA1; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL FRANCHISE FUND APRIL 30, 2021 (UNAUDITED)

Ninety One Global Franchise Fund – Semi-annual Review – October 31, 2020 to April 30, 2021.

Performance for the Reporting Period

The Fund underperformed the MSCI ACWI over the period. The final quarter of 2020 marked the end of an extraordinary year. Markets performed well, as the approval of COVID-19 vaccines, reduced political uncertainty following the US election, and expectations of further stimulus all contributed to a sharp rotation into more economically sensitive ‘value’ shares. This was particularly evident in November, which translated into material underinto hurt the Fund in relative terms, when global equities advanced 12% in a single month. This trend continued into the first quarter of 2021. Our selection of defensive holdings in consumer staples and several recent strong performers in financials and IT felt the brunt of this rotation, leading the Fund to underperform.

Within financials, credit ratings agencies Moody’s and S&P Global suffered from a slight de-rating in the rotation and weaker short-term forecasts for debt issuance in 2021 from the strong year experienced in 2020. S&P agreed to buy research company IHS Markit for about US $39 billion in stock during the quarter, continuing the trend of consolidation among the biggest data providers to the finance industry. We believe the deal should be additive to S&P’s prospective return, driven by substantial cost synergies and the potential for longer term revenue synergies from the combination of the two companies’ valuable datasets.

In IT, payments provider Visa fell after news emerged it’s facing an investigation by the Department of Justice in the US over alleged anti-competitive practices in the debit-card market. The company has handled interchange and debit-routing pressures quite well in the past, and we do not expect this latest instance to be materially different. Internet domain registration company Verisign has detracted on limited news, more a case of being out of favour during the rotation into ‘value’ stocks

Food and beverage producer Nestle underperformed the wider portfolio as the more defensive sectors lagged during the market rally. Similarly, consumer goods company Reckitt Benckiser also underperformed after being caught in the shift away from defensive names with longer-dated, steady cash flow streams, as did drug maker Roche.

More positively, lithography equipment producer ASML was a contributor over the period after fourth-quarter earnings met expectations and the company stuck to its optimistic outlook, in addition to announcing that it would resume buybacks. Samsung Electronics also benefited from the positive sentiment towards 5G, especially in the aftermath of its multi-billion-dollar deal with Verizon, in addition to speculation that the electronics giant may increase dividends to ease the inheritance tax burden on family members of the late chairman.

Online bookings portal Booking Holdings surged on the vaccine news, which buoyed hopes that travel may return to more normalised levels in 2021. Asset manager Charles Schwab contributed on steeper yield expectations, in addition to encouraging results and client asset figures. Cosmetics producer Estee Lauder (“EL”) has continued to outperform. After a strong summer when EL noted that it gained market share in the prestige beauty segment over the

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL FRANCHISE FUND APRIL 30, 2021 (UNAUDITED)

third quarter, there was also positive read across from the vaccine news given the prospect of a key channel - travel retail – opening up and driving sales growth.

Outlook and positioning

As we move further into the second quarter, investors have firmly positioned themselves for a strong economic recovery to take hold. ‘Growth’ has been the hardest hit by the rotation towards more ‘value’ equities; long-dated earnings are being discounted back at higher discount rates (as yields on bonds have risen), hence the relative de-rating. If we do see slightly higher yields over time, this is a headwind for the valuations of very long dated growth, and especially the businesses that traded on high multiples of revenues, with as-yet-undetermined earnings profiles. More cyclical industries appear supported, but it should be noted these shares have already experienced a significant re-rating and many of the value sectors are now beginning to price in quite robust fundamentals from here, as well as significantly higher bond yields.

The speed of economic recovery remains at risk from delayed vaccine rollout or the proliferation of new strains of coronavirus – both of which we are seeing anecdotal evidence of. Additionally, with commodity sectors having led the market since November, investors would be wise to question the conventional wisdom that asset heavy businesses are best placed to weather rising prices. This could be wrong in cases where inflated maintenance costs on already significant capital bases swallow excess cash. Conversely, capital light businesses can see their intangible assets restated as prices rise, without incremental capital.

Looking beyond short-term sentiment, we do not believe the current environment has significantly changed the fundamentals of the companies we own, which continue to compound cashflows at attractive rates. We remain comfortable that the Quality attributes we seek (enduring competitive advantages, dominant market positions, strong balance sheets, lower cyclicality, low capital intensity, sustainable cash generation and disciplined capital allocation) are all well suited to both current conditions and for uncertain times ahead. The companies we own have invested substantially to reinforce their business models, with significant exposure to key long-term trends such as data usage and digitalisation, ageing populations and health care, and nutrition and wellness. The portfolio is also very well positioned to contend with the growing threat of climate change, with a carbon footprint that is less than 10% of that emitted by the wider market.

Investing involves risk, including possible loss of principal. Past performance is not a guarantee of future results.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND APRIL 30, 2021 (UNAUDITED)

Ninety One Emerging Market Equity Fund – Semi-annual Review – October 31, 2020 to April 30, 2021.

Performance for the Reporting Period

The Fund outperformed the MSCI Emerging Markets Index. The 4Factor screen added to relative performance when compared to our equally-weighted universe. The ‘Earnings’ factor outperformed, as companies continued to recover from the pandemic and rising optimism on the economy buoyed market sentiment. This drove a market rotation towards cyclical stocks, helping the ‘Value’ Factor to outperform. The ’Strategy’ and ‘Technicals’ factors underperformed.

Stock selection – and positioning – in Taiwan was the largest contributor to relative returns. This was largely due to overweight exposure and stock picking within technology, particularly in semiconductors – led by semiconductor companies MediaTek, and Novatek Microelectronics. Both were among those to gain from rising chip prices, driven by a global shortage. Both companies also released strong results. China’s Daqo New Energy benefited from rising polysilicon prices, the raw material used in solar modules. Conversely, solar glass producer Xinyi Solar experienced profit taking given concerns that increased solar glass capacity might impact pricing.

Another Taiwanese firm, Au Optronics, outperformed after strong fourth-quarter results that beat on revenues and operating profit. China Longyuan Power Group outperformed after it disclosed further details on a share and asset-swap deal with its parent Pingzhuang. If the deal goes through, Longyuan would achieve A-H share dual-listing status, which should be positive for the shares.

In Latin America, there were positive contributions from our positions in Ternium and Grupo Mexico. Overweight positioning in Brazil impacted performance given governance concerns around state-owned enterprises; we have moved underweight. President Bolsanaro’s decision to terminate the CEO’s term (and then replace him with a government insider) weighed on Petrobras shares and we exited the position.

As the economic recovery gathered pace, metal prices improved. Vale and Anglo American benefitted from the ongoing strength in iron ore prices and delivered solid quarterly results. Not owning Indian multinational conglomerate Reliance Industries helped relative returns, as the shares underperformed on missing earnings expectations and concerns over the outlook for refining and petrochemical businesses.

Stock picking and overweight positioning in Turkey was a performance headwind. Turkey’s central bank governor Naci Agbal was dismissed unexpectedly, de-railing a strong market rally as Agbal had instigated more conventional monetary policy. This affected our holdings in conglomerate Haci Omer Sabanci and food retailer Migros Ticaret. Elsewhere, our position in Polymetal detracted as positive economic sentiment weighed on gold prices.

Stock selection within the media and entertainment and the automobiles subsectors were a headwind to performance. Not owning a few Chinese companies impacted performance here. Chinese electric car company NIO Inc rose due to strong orders and improving vehicle

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND APRIL 30, 2021 (UNAUDITED)

profit margins; e-commerce platform Pinduoduo was boosted by strong sales growth; and search engine Baidu was helped by a strong beat on earnings in November.

Drug manufacturer CSPC Pharmaceutical underperformed with a general pullback of drug stocks due to the concerns on upcoming government-led purchase price cuts for medicines as part of the centralised drug procurement programme. It was also affected by the market rotation to more cyclical stocks. Property developer China Resources Land was also affected by a sector rotation and year-end profit taking. It also faced concerns over China property credit tightening under the new 345-rule. This rule is a clear sign that the government wants to improve the balance sheet quality of developers, and to discourage aggressive smaller developers from over-borrowing. Manufacturer Anhui Conch Cement also experienced profit taking after strong performance over the year. Cement prices have been weak year on year despite improving sequentially, but demand remains strong.

Outlook and positioning

It is an eventful time for global markets with much for investors to consider. One reason for developed market (“DM”) outperformance over emerging markets is that while DM central banks continued to hose down the recovery fires with gasoline, EM central banks were notably more cautious. At some point, DM policymakers will need to row back from overly stimulatory policies that could start to look reckless and endangering to longer-term macroeconomic stability. Janet Yellen was right to refer publicly for the potential for interest rates to eventually rise; they will.

However, in EM COVID has again moved centre-stage. The developing tragedy of India has grasped the world’s attention, but on a per capita basis case-loads are increasing even faster in Brazil and Argentina. Of concern is that variants in a number of EM countries appear to be more both more transmissible but also potentially more fatal. Given the slow rate of vaccination in much of EM, COVID will remain a real or potential threat to societies or economies through 2021 and almost certainly into 2022. The impact of COVID is also likely to be something driving divergent economic and market performance within the asset class.

However, markets have become detached from epidemiology or economics and appear to exist increasingly in their own alternative dimension. As such, the strong rebound in economic growth across much of our universe may not be reflected in equity markets which may be much more muted as investors become concerned about future withdrawal or moderation of stimulus.

In an environment of deep uncertainty, and high macro risks, it is necessary to deeply understand the risks within our companies and portfolios, and the idiosyncratic drivers of the returns for each and every holding. Robust economic growth is already expected and discounted; it will be the actions of management – and changing industry dynamics – in the dozens of companies we invest in that are likely to drive returns this year.

So 2021 will see last year’s tailwinds replaced by some headwinds, but there will be returns to be made in robust stocks that are able to evolve positively in our changing world. We remain dedicated to finding those companies.

Investing involves risk, including possible loss of principal. Past performance is not a guarantee of future results.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL FRANCHISE FUND APRIL 30, 2021 (UNAUDITED)

Sector Weightings †:

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.7%

	Shares	Value

CHINA — 4.8%
Alibaba Group Holding ADR *	16,234	$3,749,242

NetEase ADR	37,966	4,254,470

		8,003,712

GERMANY — 3.4%
Beiersdorf	51,298	5,798,582

NETHERLANDS — 6.3%
ASML Holding	16,400	10,684,579

SOUTH KOREA — 1.9%
Samsung Electronics GDR	1,753	3,210,352

SWITZERLAND — 7.5%
Nestle	57,941	6,916,963

Roche Holding	17,395	5,675,952

		12,592,915

UNITED KINGDOM — 4.3%
St. James’s Place	203,915	3,843,910

Unilever	58,657	3,436,534

		7,280,444

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL FRANCHISE FUND APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

UNITED STATES — 66.5%

Communication Services — 5.1%
Electronic Arts	37,843	$5,376,733

Fox	88,443	3,309,537

		8,686,270

Consumer Discretionary — 5.0%
Booking Holdings *(a)	3,444	8,493,180

Consumer Staples — 7.4%
Estee Lauder, Cl A	20,963	6,578,189

Philip Morris International (a)	61,824	5,873,280

		12,451,469

Financials — 14.2%
Charles Schwab	75,465	5,312,736

FactSet Research Systems	10,129	3,405,573

Moody’s	30,380	9,925,450

S&P Global	13,606	5,311,646

		23,955,405

Health Care — 8.6%
Becton Dickinson	21,391	5,322,295

ICON *	17,157	3,722,211

Johnson & Johnson	33,649	5,475,702

		14,520,208

Information Technology — 26.2%
Autodesk *	11,429	3,336,239

Check Point Software Technologies *	31,673	3,699,723

Intuit	16,235	6,691,418

Microsoft	34,789	8,773,090

VeriSign *	34,334	7,511,249

Visa, Cl A (a)	60,775	14,194,609

		44,206,328

		112,312,860

Total Common Stock (Cost $122,324,885)		159,883,444

Total Investments— 94.7% (Cost $122,324,885)		$159,883,444

Percentages are based on Net Assets of $168,862,327.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL FRANCHISE FUND APRIL 30, 2021 (UNAUDITED)

*	Non-income producing security.
(a)	Represents a company categorized as a “non-United States company”, as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

As of April 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND APRIL 30, 2021 (UNAUDITED)

Sector Weightings †:

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.4%

	Shares	Value

BRAZIL — 2.3%
Vale ADR, Cl B	110,998	$2,233,280

CHINA — 29.2%
Alibaba Group Holding *	121,236	3,510,166

China Construction Bank, Cl H	1,931,000	1,529,157

China Life Insurance, Cl H	62,000	126,021

China Longyuan Power Group, Cl H	860,000	1,269,957

China Resources Gas Group	108,000	586,343

China Resources Land	214,000	1,002,913

Contemporary Amperex Technology, Cl A	14,700	881,727

Daqo New Energy ADR *	11,505	926,037

Haier Smart Home, Cl H *	262,600	1,134,763

Li Ning	103,000	842,023

Meituan, Cl B *	26,000	995,752

Ningbo Orient Wires & Cables, Cl A	137,552	482,489

Ping An Bank, Cl A	369,681	1,330,429

Ping An Insurance Group of China, Cl H	165,500	1,814,111

Sany Heavy Industry, Cl A	189,359	903,563

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

CHINA (continued)
Tencent Music Entertainment Group ADR *	146,849	$8,425,498

Trip.com Group ADR *	28,737	1,128,109

Xinyi Solar Holdings	362,000	609,659

Yum China Holdings	20,335	1,280,705

		28,779,422

HONG KONG — 4.3%
AIA Group	141,400	1,806,155

Hong Kong Exchanges & Clearing	16,000	967,004

Techtronic Industries	46,500	845,383

WH Group	766,500	670,269

		4,288,811

HUNGARY — 0.5%
Richter Gedeon Nyrt	15,721	450,331

INDIA — 9.3%
Aurobindo Pharma	72,099	954,718

Bharat Electronics	348,220	619,366

Gland Pharma *	22,258	835,826

HDFC Bank *	48,451	923,789

Hero MotoCorp	19,286	734,012

Infosys ADR	100,743	1,821,433

ITC	224,289	613,466

LIC Housing Finance	57,852	316,859

Muthoot Finance	49,355	771,183

Tech Mahindra	67,801	879,086

Wipro	110,318	733,865

		9,203,603

MEXICO — 2.7%
Grupo Mexico	221,057	1,006,752

Ternium ADR (a)	21,112	825,268

Wal-Mart de Mexico	263,512	867,685

		2,699,705

RUSSIA — 4.5%
LUKOIL PJSC ADR	14,798	1,136,967

MMC Norilsk Nickel PJSC ADR	7,244	246,372

Moscow Exchange MICEX-RTS PJSC	342,730	807,839

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

RUSSIA (continued)
Polymetal International (a)	45,937	$951,164

Sberbank of Russia PJSC ADR	79,578	1,254,394

		4,396,736

SOUTH AFRICA — 5.2%
Anglo American (a)	44,010	2,503,189

Bidcorp	42,650	840,564

FirstRand	124,780	438,998

Naspers, Cl N	3,980	908,181

Netcare	386,200	400,908

		5,091,840

SOUTH KOREA — 18.5%
E-MART	3,018	455,814

Fila Holdings	17,832	731,010

Hana Financial Group	28,893	1,185,747

Hankook Tire & Technology	9,890	427,661

Kakao	13,045	1,331,063

Kia	13,028	901,835

Korea Zinc	1,616	647,940

LG (b)	12,147	1,381,396

LG Chemical	1,155	967,735

LG Electronics	8,239	1,166,577

Orion	2,497	262,641

POSCO	3,722	1,217,969

Samsung Electronics	93,662	6,862,456

Samsung Life Insurance	9,065	665,807

		18,205,651

TAIWAN — 16.4%
Accton Technology	67,000	758,311

AU Optronics	1,478,000	1,750,728

Delta Electronics	117,000	1,262,153

Fubon Financial Holding	205,000	468,848

Hon Hai Precision Industry	322,000	1,326,270

MediaTek	55,000	2,334,216

Taiwan Semiconductor Manufacturing	351,000	7,429,793

Yageo	46,000	891,488

		16,221,807

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

TURKEY — 1.1%
Haci Omer Sabanci Holding	743,052	$724,950

Migros Ticaret *	41,282	180,721

TAV Havalimanlari Holding	81,998	212,807

		1,118,478

UNITED KINGDOM — 0.4%

TCS Group Holding GDR	6,439	372,174

Total Common Stock (Cost $77,680,385)		93,061,838

Total Investments— 94.4% (Cost $77,680,385)		$93,061,838

Percentages are based on Net Assets of $98,588,628.

*	Non-income producing security.
(a)	Represents a company categorized as a “non-United States company”, as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.
(b)	Level 3 security in accordance with fair value hierarchy.

ADR	American Depositary Receipt
Cl	Class
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND APRIL 30, 2021 (UNAUDITED)

The following is a list of the inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$2,233,280	$—	$—	$2,233,280
China	15,358,557	13,420,865	—	28,779,422
Hong Kong	—	4,288,811	—	4,288,811
Hungary	450,331	—	—	450,331
India	9,203,603	—	—	9,203,603
Mexico	2,699,705	—	—	2,699,705
Russia	4,396,736	—	—	4,396,736
South Africa	5,091,840	—	—	5,091,840
South Korea	16,093,245	731,010	1,381,396	18,205,651
Taiwan	—	16,221,807	—	16,221,807
Turkey	1,118,478	—	—	1,118,478
United Kingdom	372,174	—	—	372,174

Total Investments in Securities	$57,017,949	$34,662,493	$1,381,396	$93,061,838

For the period ended April 30, 2021, there were transfers into Level 3 due to unavailability of observable inputs.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE FUNDS APRIL 30, 2021 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES
	Ninety One Global Franchise Fund	Ninety One Emerging Markets Equity Fund
Assets:
Investments, at Value (Cost $122,324,885 and $77,680,385)	$159,883,444	$93,061,838
Foreign Currency, at Value (Cost $1,995 and $122,444)	2,013	122,389
Cash	7,628,370	1,827,431
Receivable for Capital Shares Sold	1,212,531	3,710,023
Reclaim Receivable	158,372	8,828
Dividend and Interest Receivable	116,277	86,885
Receivable for Investments Sold	–	405,387
Unrealized Gain on Foreign Spot Currency Contracts	–	22
Prepaid Expenses	22,650	21,878

Total Assets	169,023,657	99,244,681

Liabilities:
Payable due to Investment Adviser	79,033	22,072
Payable for Capital Shares Redeemed	15,970	342
Transfer Agent Fees Payable	15,950	11,769
Printing Fees Payable	14,202	8,926
Audit Fees Payable	12,700	12,700
Payable due to Administrator	11,507	11,507
Payable due to Trustees	3,613	2,320
Custody Fees Payable	2,061	4,409
Chief Compliance Officer Fees Payable	1,989	1,055
Distribution Fees Payable - A Shares	1,231	4
Payable for Investment Purchased	–	481,560
Accrued foreign capital Gains tax on appreciation	–	99,389
Other Accrued Expenses	3,074	–

Total Liabilities	161,330	656,053

Net Assets	$168,862,327	$98,588,628

NET ASSETS CONSIST OF:
Paid-in Capital	$131,874,891	$78,292,232
Total Distributable Earnings	36,987,436	20,296,396

Net Assets	$168,862,327	$98,588,628

I Shares:
Net Assets	$163,122,171	$98,569,967
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	10,618,005	7,164,784

Net Asset Value, Offering and Redemption Price Per Share	$15.36	$13.76

A Shares:
Net Assets	$5,740,156	$18,661
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	374,473	1,358

Net Asset Value, Offering and Redemption Price Per Share	$15.33	$13.74

Maximum Offering Price Per Share ($15.33/94.25%, $13.74/94.25%)	$16.27	$14.58

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE FUNDS FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)

STATEMENTS OF OPERATIONS

	Ninety One Global Franchise Fund	Ninety One Emerging Markets Equity Fund
Investment Income:
Dividends	$1,029,978	$644,991
Less: Foreign Taxes Withheld	(73,547)	(92,622)

Total Investment Income	956,431	552,369

Expenses:
Investment Advisory Fees	479,616	299,585
Administration Fees - Note 4	69,424	67,781
Distribution Fees - A Shares	6,705	21
Trustees’ Fees	6,689	4,257
Chief Compliance Officer Fees	2,833	1,922
Transfer Agent Fees	42,590	35,738
Registration and Filing Fees	18,749	21,765
Legal Fees	18,187	11,460
Printing Fees	15,492	10,295
Audit Fees	12,700	12,700
Custodian Fees	4,602	55,586
Other Expenses	12,994	11,923

Total Expenses	690,581	533,033

Less:
Investment Advisory Fees Waiver	(140,286)	(193,457)
Fees Paid Indirectly — Note 4	(18)	(17)

Net Expenses	550,277	339,559

Net Investment Income	406,154	212,810

Net Realized Gain (Loss) on:
Investments	182,055	34,772,684
Foreign Currency Transactions	(5,879)	(26,694,606)

Net Realized Gain	176,176	8,078,078

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	27,117,060	7,852,953
Foreign capital gains tax on securities	–	(99,388)
Foreign Currency Transactions	1,728	32

Net Change in Unrealized Appreciation (Depreciation)	27,118,788	7,753,597

Net Realized and Net Change in Unrealized Gain on Investments and Foreign Currency Transactions	27,294,964	15,831,675

Net Increase in Net Assets Resulting from Operations	$27,701,118	$16,044,485

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL FRANCHISE FUND

STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$406,154	$510,023
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	176,176	(1,110,218)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	27,118,788	4,295,810

Net Increase in Net Assets Resulting From Operations	27,701,118	3,695,615

Distributions:
I Shares	(433,522)	(596,522)
A Shares	(8,224)	(30,693)

Total Distributions	(441,746)	(627,215)

Capital Share Transactions:
I Shares:
Issued	46,359,257	45,596,827
Reinvestment of Distributions	426,908	596,522
Redeemed	(6,040,462)	(13,622,852)

Increase from I Shares Capital Share Transactions	40,745,703	32,570,497

A Shares:
Issued	1,420,627	1,435,048
Reinvestment of Distributions	8,224	30,693
Redeemed	(1,095,172)	(839,580)

Increase from A Shares Capital Share Transactions	333,679	626,161

Net Increase in Net Assets From Capital Share Transactions	41,079,382	33,196,658

Total Increase in Net Assets	68,338,754	36,265,058

Net Assets:
Beginning of Year or Period	100,523,573	64,258,515

End of Year or Period	$168,862,327	$100,523,573

Shares Transactions:
I Shares:
Issued	3,214,442	3,713,903
Reinvestment of Distributions	30,170	48,748
Redeemed	(420,718)	(1,181,310)

Increase in Shares Outstanding from I Shares Transactions	2,823,894	2,581,341

A Shares:
Issued	99,953	117,723
Reinvestment of Distributions	582	2,513
Redeemed	(72,583)	(67,968)

Increase in Shares Outstanding from A Shares Transactions	27,952	52,268

Net Increase in Shares Outstanding From Share Transactions	2,851,846	2,633,609

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$212,810	$786,548
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	8,078,078	(2,326,517)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	7,753,597	5,257,557

Net Increase in Net Assets Resulting From Operations	16,044,485	3,717,588

Distributions:
I Shares	(732,810)	(1,286,146)
A Shares	(140)	(294)

Total Distributions	(732,950)	(1,286,440)

Capital Share Transactions:
I Shares:
Issued	55,040,600	24,358,667
Reinvestment of Distributions	732,810	1,286,146
Redeemed	(29,374,726)	(16,186,690)

Increase from I Shares Capital Share Transactions	26,398,684	9,458,123

A Shares:
Issued	1,250	2,272
Reinvestment of Distributions	140	294
Redeemed	–	(99)

Increase from A Shares Capital Share Transactions	1,390	2,467

Net Increase in Net Assets From Capital Share Transactions	26,400,074	9,460,590

Total Increase in Net Assets	41,711,609	11,892,738

Net Assets:
Beginning of Year or Period	56,877,019	44,984,281

End of Year or Period	$98,588,628	$56,877,019

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Shares Transactions:
I Shares:
Issued	4,264,462	2,362,276
Reinvestment of Distributions	57,430	114,020
Redeemed	(2,330,054)	(1,498,010)

Increase in Shares Outstanding from I Shares Transactions	1,991,838	978,286

A Shares:
Issued	91	199
Reinvestment of Distributions	11	26
Redeemed	–	(9)

Increase in Shares Outstanding from A Shares Transactions	102	216

Net Increase in Shares Outstanding From Share Transactions	1,991,940	978,502

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL FRANCHISE EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

			I Shares

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020	Year Ended October 31, 2019	Period Ended October 31, 2018(1)
Net Asset Value, Beginning of Year or Period	$12.35		$11.67	$10.19	$10.00

Income from Investment Operations:

Net Investment Income*	0.05		0.07	0.09	0.08
Net Realized and Unrealized Gain	3.01		0.72	1.47	0.12

Total from Investment Operations	3.06		0.79	1.56	0.20

Dividends and Distributions:
Net Investment Income	(0.05)		(0.07)	(0.08)	(0.01)
Capital Gains	—		(0.04)	—	—

Total Dividends and Distributions	(0.05)		(0.11)	(0.08)	(0.01)

Net Asset Value, End of Year or Period	$15.36		$12.35	$11.67	$10.19

Total Return†	24.85%		6.77%	15.45%	1.98%

Ratios and Supplemental Data

Net Assets, End of Year or Period (Thousands)	$163,122		$96,258	$60,832	$33,481
Ratio of Expenses to Average Net Assets	0.85%†	†	0.85%	0.85%	0.85%†	†
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.07%†	†	1.24%	1.56%	2.10%†	†
Ratio of Net Investment Income to Average Net Assets	0.64%†	†	0.60%	0.79%	0.93%†	†
Portfolio Turnover Rate	5%‡		9%	7%	9%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on December 11, 2017.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL FRANCHISE EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios

For a Share Outstanding

			A Shares

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020	Year Ended October 31, 2019	Period Ended October 31, 2018(1)
Net Asset Value, Beginning of Year or Period	$12.31		$11.64	$10.19	$10.76

Income (Loss) from Investment Operations:

Net Investment Income (Loss)*	0.03		0.05	0.05	(0.01)
Net Realized and Unrealized Gain (Loss)	3.01		0.71	1.47	(0.56)

Total from Investment Operations	3.04		0.76	1.52	(0.57)

Dividends and Distributions:
Net Investment Income	(0.02)		(0.05)	(0.07)	—
Capital Gains	—		(0.04)	—	—

Total Dividends and Distributions	(0.02)		(0.09)	(0.07)	—

Net Asset Value, End of Year or Period	$15.33		$12.31	$11.64	$10.19

Total Return†	24.74%		6.54%	15.10%	(5.30)%

Ratios and Supplemental Data

Net Assets, End of Year or Period (Thousands)	$5,740		$4,266	$3,427	$398
Ratio of Expenses to Average Net Assets	1.10%	††	1.10%	1.10%	1.15%†	†(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.32%	††	1.49%	1.78%	3.35	%††
Ratio of Net Investment Income (Loss) to Average Net Assets	0.42%	††	0.38%	0.48%	(1.00)	%††
Portfolio Turnover Rate	5%	‡	9%	7%	9	%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on September 28, 2018.
(2)	Ratio reflects the impact of low level of average net assets. Under normal asset levels, ratio would have been 1.10%.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios

For a Share Outstanding

			I Shares

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020	Period Ended October 31, 2019(1)
Net Asset Value, Beginning of Year or Period	$10.99		$10.72	$10.00

Income from Investment Operations:

Net Investment Income*	0.03		0.18	0.32
Net Realized and Unrealized Gain	2.88		0.40	0.42

Total from Investment Operations	2.91		0.58	0.74

Dividends and Distributions:
Net Investment Income	(0.14)		(0.31)	(0.02)

Total Dividends and Distributions	(0.14)		(0.31)	(0.02)

Net Asset Value, End of Year or Period	$13.76		$10.99	$10.72

Total Return†	26.56%		5.32%	7.37%

Ratios and Supplemental Data

Net Assets, End of Year or Period (Thousands)	$98,570		$56,863	$44,973
Ratio of Expenses to Average Net Assets	0.85%	††	0.85%	0.85%	††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.33%	††	1.65%	1.99%	††
Ratio of Net Investment Income to Average Net Assets	0.53%	††	1.74%	3.31%	††
Portfolio Turnover Rate	94%‡		55%	62%	‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	The Fund commenced operations on November 28, 2018.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios

For a Share Outstanding

			A Shares

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020	Period Ended October 31, 2019(1)
Net Asset Value, Beginning of Year or Period	$10.97		$10.70	$10.00

Income from Investment Operations:

Net Investment Income*	0.02		0.16	0.28
Net Realized and Unrealized Gain	2.86		0.39	0.43

Total from Investment Operations	2.88		0.55	0.71

Dividends and Distributions:
Net Investment Income	(0.11)		(0.28)	(0.01)

Total Dividends and Distributions	(0.11)		(0.28)	(0.01)

Net Asset Value, End of Year or Period	$13.74		$10.97	$10.70

Total Return†	26.34%		5.09%	7.14%

Ratios and Supplemental Data

Net Assets, End of Year or Period (Thousands)	$19		$14	$11
Ratio of Expenses to Average Net Assets	1.10%	††	1.10%	1.10%	††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.59%	††	1.92%	2.24%	††
Ratio of Net Investment Income to Average Net Assets	0.30%	††	1.54%	2.94%	††
Portfolio Turnover Rate	94%‡		55%	62%	‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	The Fund commenced operations on November 28, 2018.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE FUNDS APRIL 30, 2021 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 40 funds. The financial statements herein are those of the Ninety One Global Franchise Fund and Ninety One Emerging Markets Equity Fund (individually, the “Fund” or collectively, the “Funds”). The investment objectives of the Funds are to seek long-term capital growth. The Funds are classified as a non-diversified investment company. Ninety One North America, Inc. serves as the Funds’ investment adviser (the “Adviser”). The Ninety One Global Franchise Fund commenced operations on December 11, 2017, and currently offers Class I Shares (effective as of December 11, 2017) and Class A Shares (effective as of September 28, 2018). The Ninety One Emerging Markets Equity Fund commenced operations on November 28, 2018, and currently offers Class I Shares and Class A Shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each of the funds are segregated, and a shareholder’s interest is limited to the funds in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE FUNDS APRIL 30, 2021 (UNAUDITED)

used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate their net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds become aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate its net asset value, it may request that a Committee meeting be called.

The Funds use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE FUNDS APRIL 30, 2021 (UNAUDITED)

U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Funds Services (the “Administrator”) and can request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2021, there have been no significant changes to the Funds’ fair valuation methodology.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE FUNDS APRIL 30, 2021 (UNAUDITED)

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividends if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and net change in unrealized gain and loss on investments on the Statement of Operations. Net realized and net change in unrealized gain and loss on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE FUNDS APRIL 30, 2021 (UNAUDITED)

securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2021, the Funds paid $69,424 and $67,781 for the Ninety One Global Franchise Fund and the Ninety One Emerging Markets Equity Fund, respectively, for these services.

The Trust has adopted a Distribution Plan with respect to A Shares (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the A Shares as compensation for distribution and shareholder services. For the six

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE FUNDS APRIL 30, 2021 (UNAUDITED)

months ended April 30, 2021, the Funds paid $6,705 and $21 for the Ninety One Global Franchise Fund and the Ninety One Emerging Markets Equity Fund, respectively, for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

During the six months ended April 30, 2021, the Funds earned cash management credits of $18 and $17 for the Ninety One Global Franchise Fund and the Ninety One Emerging Markets Equity Fund, respectively, which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.75% of the Ninety One Global Franchise Fund’s average daily net assets and 0.75% of the Ninety One Emerging Markets Equity Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses, taxes, acquired fund fee expenses and non-routine expenses) from exceeding 0.85% of the average daily net assets of the Funds’ I Shares and A Shares until February 28, 2022 (the “Expense Limitation”). Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six months ended April 30, 2021. The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Funds’ total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2022. During the six months ended April 30, 2021, there has been no recoupment of previously waived and reimbursed fees.

As of April 30, 2021, the fees which were previously waived by the Adviser which may be subject to possible future reimbursement, are as follows:

Fund	Expiring 2022	Expiring 2023	Expiring 2024	Total
Ninety One Global Franchise Fund	$351,823	$342,706	$312,491	$1,007,020

Ninety One Emerging Markets Equity Fund	115,119	451,109	359,800	926,028

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE FUNDS APRIL 30, 2021 (UNAUDITED)

6. Investment Transactions:

For the six months ended April 30, 2021, the Ninety One Global Franchise Fund made purchases of $44,161,257 and sales of $6,038,421 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

For the six months ended April 30, 2021, the Ninety One Emerging Markets Equity Fund made purchases of $70,761,002 and sales of $76,569,479 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. The book/tax differences may be temporary or permanent. The permanent difference in the current year primarily consists of foreign currency translations and reclassification of distributions. There is no permanent difference in the current year that would require a charge or credit to distributable earnings or paid in capital accounts. The permanent differences primarily consist of foreign currency translations, reclassification of distribution and investments in PFICs. There were no permanent difference that is credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2020.

The tax character of dividends and distributions declared during the last two fiscal periods was as follows:

Ninety One Global Franchise Fund

	Ordinary Income	Long-Term Capital Gain	Total
2020	$413,666	$213,549	$627,215
2019	276,977	—	276,977
Ninety One Emerging Markets Equity Fund
	Ordinary Income	Long-Term Capital Gain	Total
2020	$1,286,440	$—	$1,286,440
2019	52,066	—	52,066

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE FUNDS APRIL 30, 2021 (UNAUDITED)

As of October 31, 2020, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Ninety One Global Franchise Fund

Undistributed Ordinary Income	$393,150
Capital Loss Carryforwards	(1,112,297)
Unrealized Appreciation	10,447,211

Total Distributable Earnings	$9,728,064

Ninety One Emerging Markets Equity Fund

Undistributed Ordinary Income	$632,358
Capital Loss Carryforwards	(3,041,646)
Unrealized Appreciation	7,394,153
Other Temporary Differences	(4)

Total Distributable Earnings	$4,984,861

Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term.

The Funds have capital losses carried forward as follows:

Short-Term Loss	Long-Term Loss	Total

Ninety One Global Franchise Fund

$ 564,784	$547,513	$1,112,297

Ninety One Emerging Markets Equity Fund

1,909,570	1,132,076	3,041,646

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE FUNDS APRIL 30, 2021 (UNAUDITED)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2021, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

Ninety One Global Franchise Fund

$ 122,324,885	$37,779,259	$(220,700)	$37,558,559

Ninety One Emerging Markets Equity Fund

77,680,385	16,439,314	(1,057,861)	15,381,453

8 . Concentration of Risks:

As with all management investment companies, a shareholder of the Funds is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value (“NAV”) and ability of a Fund to meet that Fund’s investment objective.

Active Management Risk (Emerging Markets Equity Fund & Global Franchise Fund) – Each Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Equity Risk (Emerging Markets Equity Fund & Global Franchise Fund) – Since each Fund purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Common stock is generally subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.

Preferred Stock Risk (Emerging Markets Equity Fund) – Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE FUNDS APRIL 30, 2021 (UNAUDITED)

Small- and Mid-Capitalization Company Risk (Emerging Markets Equity Fund)

– The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Large-Capitalization Company Risk (Emerging Markets Equity Fund & Global Franchise Fund) – The large-capitalization companies in which the Funds may invest may lag the performance of smaller capitalization companies because large-capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

ETF Risk (Emerging Markets Equity Fund) – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which an index ETF is based or the other holdings of an active or index ETF, and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Foreign Company Risk (Emerging Markets Equity Fund & Global Franchise Fund) – Investing in foreign companies, including direct investments and investments through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by a Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE FUNDS APRIL 30, 2021 (UNAUDITED)

respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk (Emerging Markets Equity Fund & Global Franchise Fund) – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk (Emerging Markets Equity Fund & Global Franchise Fund) – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of a Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

Depositary Receipts Risk (Emerging Markets Equity Fund & Global Franchise Fund) – Investments in Depositary Receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a Depositary Receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the Depositary Receipt and the underlying security. Holders of Depositary Receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of Depositary Receipts may differ from the prices of securities upon which they are based.

Geographic Focus Risk (Emerging Markets Equity Fund) – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Risk of Investing in China (Emerging Markets Equity Fund) – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions, as well as policy changes in China and the surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE FUNDS APRIL 30, 2021 (UNAUDITED)

movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Fund may invest in shares of Chinese companies traded on stock markets in China or Hong Kong. These stock markets have recently experienced high levels of volatility, which may continue in the future. The Hong Kong stock market may behave differently from the China stock markets and there may be little to no correlation between the performance of the Hong Kong stock market and the China stock markets.

Stock Connect Investing Risk (Emerging Markets Equity Fund) – Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in China A Shares through Stock Connect. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested, which could pose risks to the Fund. Moreover, China A Shares purchased through Stock Connect generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in China A Shares. Therefore, the Fund’s investments in China A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect will only operate on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Fund may be subject to the risk of price fluctuations of China A Shares during the time when Stock Connect is not trading. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE FUNDS APRIL 30, 2021 (UNAUDITED)

Liquidity Risk (Emerging Markets Equity Fund) – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Non-Diversification Risk (Emerging Markets Equity Fund & Global Franchise Fund) – Each Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that a Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Market Risk (Emerging Markets Equity Fund & Global Franchise Fund) – Each Fund is subject to market risk, which is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. The spread of COVID-19 around the world during 2020 has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the U.S. and international economies and, as such, the Trust is unable to determine if it will have a material impact to its operations.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Funds. A more complete description of risks associated with the Funds is included in the prospectus and statement of additional information.

9. Other:

At April 30, 2021, 78.21% of I Shares outstanding were held by four record shareholders and 51.71% of A Shares outstanding were held by three record shareholders owning 10% or greater of the aggregate total shares outstanding in the Ninety One Global Franchise Fund.

At April 30, 2021, 61.68% of I Shares outstanding were held by four record shareholders and 99.96% of A Shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding in the Ninety One Emerging Markets Equity Fund.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE FUNDS APRIL 30, 2021 (UNAUDITED)

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2021.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE FUNDS APRIL 30, 2021

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2020 to April 30, 2021.

The table on the next page illustrates your Fund’s costs in two ways:

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE FUNDS APRIL 30, 2021

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/20	Ending Account Value 4/30/21	Annualized Expenses Ratios	Expense Paid During Period*
Ninety One Global Franchise Fund — I Shares
Actual Fund Return	$1,000.00	$1,248.50	0.85%	$4.74

Hypothetical 5% Return	1,000.00	1,020.58	0.85	4.26
Ninety One Global Franchise Fund — A Shares
Actual Fund Return	$1,000.00	$1,247.40	1.10%	$6.13

Hypothetical 5% Return	1,000.00	1,019.34	1.10	5.51
Ninety One Emerging Markets Equity Fund — I Shares
Actual Fund Return	$1,000.00	$1,265.60	0.85%	$4.77

Hypothetical 5% Return	1,000.00	1,020.58	0.85	4.26
Ninety One Emerging Markets Equity Fund — A Shares
Actual Fund Return	$1,000.00	$1,263.40	1.10%	$6.17

Hypothetical 5% Return	1,000.00	1,019.34	1.10	5.51

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE FUNDS APRIL 30, 2021

Review of Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 18, 2021, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Funds’ liquidity risk during the period covered by the report. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Ninety One Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-844-IAM-USA1

Investment Adviser:

Ninety One North America, Inc.

65 E 55th Street, 30th floor

New York, NY 10022

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

INV-SA-001-0400

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.    Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: July 8, 2021